Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal net operating loss carryforwards	$ 40,000,000	$ 25,400,000
State net operating loss carryforwards	38,600,000	26,800,000
Valuation allowance, deferred tax asset, increase (decrease), amount	11,600,000	2,200,000
Liabilities related to uncertain tax positions		0	$ 0
Unrecognized tax benefits, income tax penalties and interest expense	0	0	$ 0
Unrecognized tax benefits, income tax penalties and interest accrued	$ 0	$ 0